Financial investments (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Certificado De Deposito Interbancario [Member]
IfrsStatementLineItems [Line Items]
[custom:AverageYieldOfFinancialInstrument]	103.30%	102.90%